Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-41745
Entity Registrant Name	Oddity Tech Ltd
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 HaHarash Street
Entity Address, City or Town	Tel Aviv-Jaffa
Entity Address, Country	IL
Entity Address, Postal Zip Code	6761304
Title of 12(b) Security	Class A Ordinary Shares, par value NIS 0.001 per share
Trading Symbol	ODD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001907085
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	44,281,291
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	11,547,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	8 HaHarash Street
Entity Address, City or Town	Tel Aviv-Jaffa
Entity Address, Country	IL
Contact Personnel Name	Adv. Yehoshua Gurtler
Entity Address, Postal Zip Code	6761304
City Area Code	972
Local Phone Number	54 5466424
Contact Personnel Email Address	yehoshuag@oddity.com